INCOME TAXES - Summary of movements of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 1,351,067	¥ 1,332,885	¥ 573,565
Acquisitions	0	6,668	0
Additions	46,054	11,514	759,320
Reversal	0	0	0
Balance at end of the period	¥ 1,397,121	¥ 1,351,067	¥ 1,332,885